INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Amount
Provision at statutory rate									$ 706	$ 782	$ 894
Impact of change in Federal corporate tax rate											133
State income tax, net of federal tax benefit									183	206	146
Tax exempt income										(6)	(7)
Bank Owned Life Insurance									(25)	(26)	(34)
Other, net									6	(24)	(4)
Total	$ 175	$ 218	$ 194	$ 283	$ 233	$ 265	$ 192	$ 242	$ 870	$ 932	$ 1,128
% of Pretax Income
Provision at statutory rate									21.00%	21.00%	27.50%
Impact of change in Federal corporate tax rate											4.10%
State income tax, net of federal tax benefit									5.40%	5.50%	4.50%
Tax exempt income										(0.20%)	(0.20%)
Bank Owned Life Insurance									(0.70%)	(0.70%)	(1.00%)
Other, net									0.20%	(0.60%)	(0.10%)
Actual tax expense and effective rate									25.90%	25.00%	34.80%
Pennsylvania Mutual Thrift Institutions Tax Percentage	11.50%								11.50%
Allocations of income to bad debt deductions	$ 3,900								$ 3,900